SCHEDULE OF TOTAL SHARE-BASED PAYMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total expenses	$ 556	$ 155	$ 635	$ 837	$ 1,107	$ 27	$ 25
Cost of Sales [Member]
Total expenses			9
Research and Development Expense [Member]
Total expenses			165
Selling and Marketing Expense [Member]
Total expenses			11
General and Administrative Expense [Member]
Total expenses			$ 450